Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 27, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 14, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 09, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Nov. 29, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
C000007554
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 30,945	$ 30,595	$ 29,984	$ 27,923	$ 29,081	$ 26,371	$ 23,353	$ 23,662	$ 21,780	$ 20,147	$ 18,267	$ 18,616	$ 22,644		$ 23,255	$ 22,205	$ 21,801	$ 20,018	$ 17,328			$ 13,950	$ 13,138		$ 10,681	$ 15,349	$ 13,787	$ 14,077	$ 13,638	$ 12,087	$ 14,616	$ 14,022	$ 13,729	$ 13,851	$ 13,069	$ 12,358	$ 11,903	$ 11,433		$ 10,558	$ 9,728	$ 9,600	$ 9,660	$ 9,232	$ 10,027	$ 10,000
C000174795
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 278,680	275,403	269,778	251,129	261,410	236,932	209,731	212,382	195,384	180,666	163,719	166,758	202,741		208,068	198,572	194,844	178,832	154,710			124,507	117,226		95,278	136,895	122,912	125,485	121,555	107,714	130,190	124,855	122,209	123,276	116,286	109,909	105,844	101,626	$ 100,000
C000174796
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 698,947	690,683	676,505	629,663	655,393	593,982	525,734	532,332	489,731	452,799	410,270	417,886	508,056		521,406	497,597	488,259	448,070	387,570			311,865	293,638		238,573	342,699	307,685	314,040	304,132	269,436	325,623	312,245	305,593	308,225	290,715	274,772	264,576	254,029	250,000
C000225884
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,840,437	1,818,444	1,780,914	1,657,303	1,724,888	1,563,180	1,383,361	1,400,599	1,288,318	1,190,946	1,079,049	1,099,072	1,336,009		1,371,107	1,308,188	1,283,533	1,177,788	1,018,774	$ 1,000,000
C000007556
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 23,072	23,340	22,018	20,374	21,719	20,447	17,840	17,826	15,858	14,298	13,661	14,525	17,382		18,505	17,889	17,301	16,026	13,806			10,908	10,365		8,409	12,464	11,182	11,578	11,076	9,761	12,471	12,436	12,488	12,994	12,481	11,782	11,565	11,229		10,180	9,442	9,196	9,738	9,109	9,988	10,000
C000174797
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 213,213	215,640	203,334	188,133	200,460	188,670	164,568	164,408	146,206	131,767	125,848	133,791	160,066		170,348	164,609	159,159	147,360	126,936			100,260	95,245		77,247	114,458	102,632	106,244	101,611	89,544	114,335	113,961	114,385	118,968	114,238	107,799	105,795	102,671	100,000
C000174798
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 536,175	542,135	511,082	472,670	503,534	473,748	413,191	412,589	366,887	330,620	315,655	335,554	401,307		426,996	412,528	398,821	369,156	317,838			251,006	238,393		193,290	286,402	256,839	265,808	254,220	223,973	285,939	285,005	286,064	297,524	285,655	269,497	264,488	256,678	250,000
C000225885
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,703,192	1,722,126	1,623,251	1,501,266	1,599,068	1,504,477	1,311,714	1,310,014	1,164,717	1,049,371	1,001,871	1,064,581	1,272,978		1,354,479	1,308,549	1,264,860	1,170,972	1,008,192	1,000,000
C000007560
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 17,672	16,930	17,969	16,712	17,230	16,511	15,351	16,231	15,567	14,082	12,099	13,685	15,998		16,935	16,293	16,855	15,829	14,255			11,012	10,299		8,518	13,078	11,807	11,850	11,361	10,091	12,107	12,095	12,133	12,452	11,985	10,997	10,543	9,799		9,104	8,365	8,683	9,363	8,845	9,913	10,000
C000174801
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 188,374	180,400	191,389	177,894	183,357	175,599	163,190	172,436	165,332	149,452	128,323	145,087	169,562		179,393	172,544	178,394	167,448	150,746			116,384	108,857		89,946	138,118	124,621	125,028	119,868	106,423	127,613	127,494	127,851	131,217	126,231	115,834	110,985	103,123	100,000
C000174802
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 472,679	452,665	480,196	446,337	459,908	440,443	409,281	432,470	414,522	374,694	321,730	363,763	425,125		449,774	432,507	447,168	419,738	377,764			291,627	272,774		225,407	345,946	312,131	313,151	300,117	266,456	319,473	319,077	319,968	328,290	315,760	289,677	277,461	257,807	250,000
C000225887
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,275,013	1,220,637	1,294,878	1,203,179	1,240,154	1,187,279	1,103,258	1,166,140	1,117,742	1,010,348	867,650	980,609	1,145,676		1,212,122	1,165,711	1,205,226	1,130,975	1,018,164	1,000,000
C000007558
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 19,452	19,276	19,314	18,193	18,601	17,729	16,125	16,433	15,602	15,109	14,096	14,688	16,703		17,350	16,749	16,683	15,737	14,274			12,298	11,739		10,241	13,134	12,409	12,389	11,975	11,009	12,132	11,841	11,815	12,009	11,523	11,112	10,926	10,491		9,994	9,488	9,527	9,455	9,311	10,006	10,000
C000174799
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 191,202	189,358	189,622	178,549	182,446	173,742	157,939	160,854	152,612	147,688	137,701	143,433	162,949		169,175	163,266	162,540	153,193	138,899			119,614	114,135		99,570	127,614	120,533	120,334	116,318	106,853	117,698	114,878	114,552	116,396	111,645	107,608	105,772	101,535	100,000
C000174800
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 479,198	474,542	475,293	447,377	457,115	435,403	395,830	403,006	382,358	370,020	345,002	359,362	408,259		423,856	409,041	407,223	383,810	347,896			299,512	285,799		249,231	319,429	301,721	301,124	290,977	267,301	294,376	287,234	286,511	291,031	279,112	269,102	264,431	253,837	250,000
C000225886
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,396,132	1,382,051	1,384,122	1,303,078	1,331,329	1,267,994	1,152,731	1,173,623	1,113,513	1,077,226	1,004,360	1,046,149	1,188,445		1,233,475	1,190,476	1,184,854	1,116,733	1,012,235	1,000,000
C000007562
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 14,188	13,152	14,371	13,210	13,801	13,786	12,682	13,620	13,217	11,603	9,437	11,082	12,561		13,756	13,622	14,343	13,753	12,616			9,596	9,259		7,442	12,025	10,826	10,911	10,557	9,681	11,568	11,674	12,293	12,643	12,349	11,319	10,662	9,744		9,156	8,082	8,763	9,029	8,584	9,887	10,000
C000174804
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 152,382	141,174	154,201	141,677	147,911	147,746	135,811	145,867	141,433	124,133	100,924	118,417	134,234		146,856	145,408	153,002	146,648	134,457			102,240	98,591		79,263	128,044	115,236	116,143	112,363	102,986	123,035	124,116	130,651	134,365	131,239	120,219	113,206	103,415	100,000
C000174803
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 383,074	354,888	387,601	355,994	371,659	371,104	341,128	366,241	355,110	311,535	253,346	297,235	336,787		368,455	364,733	383,753	367,839	337,175			256,309	247,045		198,537	320,644	288,589	290,858	281,150	257,700	307,879	310,583	326,806	336,093	328,097	300,546	283,015	258,538	250,000
C000225888
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,148,934	1,064,429	1,162,144	1,067,030	1,113,964	1,112,303	1,022,327	1,097,528	1,063,789	933,305	758,618	889,970	1,008,344		1,103,122	1,091,754	1,148,664	1,100,658	1,008,517	1,000,000
C000007564
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 16,715	15,443	17,336	15,492	15,990	15,909	14,271	14,728	14,183	13,310	10,413	11,725	13,800		15,561	15,398	15,684	14,571	13,064			10,369	9,572		7,676	12,439	11,058	11,149	10,657	9,430	11,389	11,877	11,946	12,365	12,172	11,722	10,748	9,807		9,662	8,907	9,121	9,226	9,059	10,192	10,000
C000174805
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 177,715	164,094	184,243	164,503	169,698	168,832	151,368	156,120	150,350	141,017	110,358	124,153	146,009		164,540	162,856	165,712	153,881	137,971			109,475	100,998		80,926	131,226	116,666	117,463	112,283	99,373	119,926	125,140	125,801	130,207	128,107	123,376	113,136	103,178	100,000
C000174806
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 447,410	413,012	463,677	413,881	426,767	424,583	380,432	392,407	377,866	354,342	277,090	311,831	366,663		413,333	408,714	415,899	386,133	346,104			274,430	253,119		202,857	328,914	292,216	294,419	281,401	249,155	300,473	313,146	314,799	325,819	320,445	308,439	282,839	257,945	250,000
C000225889
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,309,682	1,208,990	1,356,219	1,211,138	1,248,846	1,242,455	1,112,986	1,148,021	1,105,479	1,036,660	810,386	911,991	1,072,354		1,208,234	1,195,078	1,216,086	1,129,052	1,012,005	1,000,000
C000036890
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 19,734	18,182	19,131	17,580	17,881	17,369	16,008	16,322	15,444	14,156	12,536	14,133	16,958		18,258	17,849	18,148	16,980	15,316			12,308	11,563		9,395	13,549	12,127	12,220	11,766	10,439	12,752	12,525	12,807	13,246	12,862	12,283	11,568	10,931		10,175	9,210	9,564	9,943	9,257	10,122	10,000
C000174807
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 187,327	172,569	181,520	166,721	169,496	164,563	151,611	154,510	146,193	133,985	118,550	133,578	160,217		172,437	168,462	171,288	160,190	144,406			116,014	108,991		88,542	127,581	114,145	114,961	110,748	98,179	119,960	117,767	120,347	124,474	120,866	115,375	108,664	102,563	100,000
C000174808
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 470,798	433,511	456,076	418,715	425,684	413,101	380,517	387,986	366,921	336,089	297,464	335,147	401,757		432,208	422,372	429,279	401,478	361,935			290,635	273,052		221,682	319,423	285,780	287,820	277,109	245,828	300,171	294,687	301,139	311,300	302,166	288,438	271,660	256,406	250,000
C000225890
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,323,435	1,218,663	1,281,315	1,176,396	1,195,966	1,160,631	1,069,056	1,089,480	1,029,820	943,285	834,921	940,621	1,127,464		1,212,878	1,184,988	1,204,358	1,126,392	1,015,012	1,000,000
C000235267
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 10,235	9,963	10,231	9,740	9,686	9,653	9,014	9,222	9,199	9,049	8,857	9,111	9,661	$ 10,000
C000219731
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 106,966	104,080	106,819	101,660	100,924	100,661	93,973	95,981	95,692	94,082	92,043	94,665	100,366		105,864	105,930	105,533	103,596	104,854			102,041	99,928	$ 100,000
C000219732
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 267,570	260,632	267,479	254,541	252,684	251,718	234,950	240,253	239,518	235,461	230,352	236,906	251,157		264,909	265,064	264,056	259,425	262,254			255,171	249,833	250,000
C000225891
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,030,041	1,003,138	1,029,284	979,306	971,948	967,890	903,227	923,381	921,395	904,628	884,826	909,818	964,410		1,017,017	1,017,402	1,013,329	994,321	1,005,874		$ 1,000,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038		26,244	23,638	23,501	21,650	20,391			18,182	16,692		13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244		10,830	10,428	10,178	10,043	9,382	10,028	10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 294,609	307,750	300,508	283,792	272,134	246,151	220,385	227,843	209,526	194,913	181,211	190,513	227,075		238,021	214,381	213,140	196,354	184,934			164,902	151,384		125,585	156,196	143,207	140,816	135,005	118,793	137,364	127,530	123,297	124,240	116,499	111,503	108,163	101,977	100,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 736,522	769,374	751,269	709,480	680,336	615,377	550,961	569,607	523,814	487,282	453,029	476,284	567,688		595,051	535,951	532,850	490,885	462,336			412,255	378,460		313,962	390,490	358,018	352,040	337,514	296,982	343,410	318,826	308,241	310,599	291,247	278,757	270,407	254,942	250,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,620,446	1,692,725	1,652,890	1,560,950	1,496,829	1,353,911	1,212,188	1,253,210	1,152,461	1,072,086	996,723	1,047,887	1,248,988		1,309,191	1,179,164	1,172,340	1,080,012	1,017,200	1,000,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038		26,244	23,638	23,501	21,650	20,391			18,182	16,692		13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244		10,830	10,428	10,178	10,043	9,382	10,028	10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 294,609	307,750	300,508	283,792	272,134	246,151	220,385	227,843	209,526	194,913	181,211	190,513	227,075		238,021	214,381	213,140	196,354	184,934			164,902	151,384		125,585	156,196	143,207	140,816	135,005	118,793	137,364	127,530	123,297	124,240	116,499	111,503	108,163	101,977	100,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 736,522	769,374	751,269	709,480	680,336	615,377	550,961	569,607	523,814	487,282	453,029	476,284	567,688		595,051	535,951	532,850	490,885	462,336			412,255	378,460		313,962	390,490	358,018	352,040	337,514	296,982	343,410	318,826	308,241	310,599	291,247	278,757	270,407	254,942	250,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,620,446	1,692,725	1,652,890	1,560,950	1,496,829	1,353,911	1,212,188	1,253,210	1,152,461	1,072,086	996,723	1,047,887	1,248,988		1,309,191	1,179,164	1,172,340	1,080,012	1,017,200	1,000,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 24,776	25,228	25,268	23,756	23,147	21,259	19,081	19,765	18,502	17,174	15,646	16,678	19,899		20,980	19,468	19,470	18,070	17,223			15,113	14,002		11,731	14,860	13,688	13,615	13,092	11,639	13,442	12,805	12,586	12,750	12,084	11,527	11,081	10,416		10,227	9,752	9,655	9,689	9,184	10,031	10,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 243,539	247,977	248,375	233,523	227,535	208,977	187,565	194,291	181,870	168,819	153,800	163,944	195,606		206,233	191,372	191,385	177,630	169,297			148,557	137,643		115,319	146,069	134,553	133,838	128,689	114,411	132,138	125,869	123,724	125,329	118,789	113,307	108,921	102,393	100,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 608,847	619,944	620,937	583,807	568,838	522,442	468,913	485,728	454,676	422,048	384,500	409,861	489,015		515,583	478,430	478,464	444,074	423,243			371,391	344,108		288,297	365,172	336,383	334,594	321,723	286,028	330,346	314,673	309,309	313,323	296,974	283,267	272,303	255,982	250,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 1,464,420	1,491,110	1,493,500	1,404,193	1,368,189	1,256,595	1,127,846	1,168,290	1,093,603	1,015,126	924,814	985,812	1,176,197		1,240,100	1,150,736	1,150,818	1,068,102	1,018,000	1,000,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038		26,244	23,638	23,501	21,650	20,391			18,182	16,692		13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244		10,830	10,428	10,178	10,043	9,382	10,028	10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 294,609	307,750	300,508	283,792	272,134	246,151	220,385	227,843	209,526	194,913	181,211	190,513	227,075		238,021	214,381	213,140	196,354	184,934			164,902	151,384		125,585	156,196	143,207	140,816	135,005	118,793	137,364	127,530	123,297	124,240	116,499	111,503	108,163	101,977	100,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 736,522	769,374	751,269	709,480	680,336	615,377	550,961	569,607	523,814	487,282	453,029	476,284	567,688		595,051	535,951	532,850	490,885	462,336			412,255	378,460		313,962	390,490	358,018	352,040	337,514	296,982	343,410	318,826	308,241	310,599	291,247	278,757	270,407	254,942	250,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,620,446	1,692,725	1,652,890	1,560,950	1,496,829	1,353,911	1,212,188	1,253,210	1,152,461	1,072,086	996,723	1,047,887	1,248,988		1,309,191	1,179,164	1,172,340	1,080,012	1,017,200	1,000,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 17,080	16,082	17,372	16,122	16,219	15,360	13,900	14,495	14,068	13,024	11,210	12,345	14,465		15,196	14,732	14,830	14,038	13,492			11,646	11,100		9,624	12,541	11,627	11,737	11,308	10,238	11,739	11,587	11,674	11,917	11,434	10,825	10,248	9,595		9,630	9,060	9,156	9,338	8,986	10,048	10,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 183,817	173,086	186,978	173,514	174,566	165,321	149,602	156,003	151,414	140,174	120,648	132,865	155,681		163,546	158,562	159,614	151,084	145,214			125,348	119,469		103,578	134,974	125,143	126,318	121,705	110,191	126,342	124,713	125,649	128,264	123,057	116,507	110,297	103,266	100,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 459,543	432,714	467,445	433,784	436,414	413,303	374,004	390,007	378,535	350,435	301,620	332,163	389,203		408,865	396,405	399,036	377,710	363,035			313,369	298,673		258,946	337,436	312,858	315,796	304,262	275,478	315,854	311,782	314,123	320,659	307,643	291,267	275,742	258,165	250,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 1,290,140	1,214,821	1,312,327	1,217,824	1,225,208	1,160,326	1,049,995	1,094,924	1,062,717	983,827	846,782	932,530	1,092,666		1,147,867	1,112,884	1,120,271	1,060,399	1,019,200	1,000,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 17,080	16,082	17,372	16,122	16,219	15,360	13,900	14,495	14,068	13,024	11,210	12,345	14,465		15,196	14,732	14,830	14,038	13,492			11,646	11,100		9,624	12,541	11,627	11,737	11,308	10,238	11,739	11,587	11,674	11,917	11,434	10,825	10,248	9,595		9,630	9,060	9,156	9,338	8,986	10,048	10,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 183,817	173,086	186,978	173,514	174,566	165,321	149,602	156,003	151,414	140,174	120,648	132,865	155,681		163,546	158,562	159,614	151,084	145,214			125,348	119,469		103,578	134,974	125,143	126,318	121,705	110,191	126,342	124,713	125,649	128,264	123,057	116,507	110,297	103,266	100,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 459,543	432,714	467,445	433,784	436,414	413,303	374,004	390,007	378,535	350,435	301,620	332,163	389,203		408,865	396,405	399,036	377,710	363,035			313,369	298,673		258,946	337,436	312,858	315,796	304,262	275,478	315,854	311,782	314,123	320,659	307,643	291,267	275,742	258,165	250,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 1,290,140	1,214,821	1,312,327	1,217,824	1,225,208	1,160,326	1,049,995	1,094,924	1,062,717	983,827	846,782	932,530	1,092,666		1,147,867	1,112,884	1,120,271	1,060,399	1,019,200	1,000,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 24,776	25,228	25,268	23,756	23,147	21,259	19,081	19,765	18,502	17,174	15,646	16,678	19,899		20,980	19,468	19,470	18,070	17,223			15,113	14,002		11,731	14,860	13,688	13,615	13,092	11,639	13,442	12,805	12,586	12,750	12,084	11,527	11,081	10,416		10,227	9,752	9,655	9,689	9,184	10,031	10,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 243,539	247,977	248,375	233,523	227,535	208,977	187,565	194,291	181,870	168,819	153,800	163,944	195,606		206,233	191,372	191,385	177,630	169,297			148,557	137,643		115,319	146,069	134,553	133,838	128,689	114,411	132,138	125,869	123,724	125,329	118,789	113,307	108,921	102,393	100,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 608,847	619,944	620,937	583,807	568,838	522,442	468,913	485,728	454,676	422,048	384,500	409,861	489,015		515,583	478,430	478,464	444,074	423,243			371,391	344,108		288,297	365,172	336,383	334,594	321,723	286,028	330,346	314,673	309,309	313,323	296,974	283,267	272,303	255,982	250,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 1,464,420	1,491,110	1,493,500	1,404,193	1,368,189	1,256,595	1,127,846	1,168,290	1,093,603	1,015,126	924,814	985,812	1,176,197		1,240,100	1,150,736	1,150,818	1,068,102	1,018,000	1,000,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,761	9,497	9,797	9,313	9,307	9,379	8,781	9,074	9,151	8,888	8,725	9,160	9,611	$ 10,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 95,677	93,089	96,027	91,281	91,221	91,935	86,067	88,941	89,698	87,118	85,516	89,783	94,205		100,147	100,136	100,084	98,285	101,716			101,040	100,420	100,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 239,192	232,723	240,069	228,202	228,054	229,836	215,168	222,353	224,246	217,795	213,790	224,458	235,511		250,368	250,339	250,210	245,714	254,290			252,600	251,050	$ 250,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 943,922	918,391	947,380	900,552	899,966	907,001	849,116	877,468	884,940	859,482	843,679	885,775	929,396		988,025	987,911	987,399	969,657	1,003,500		$ 1,000,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,230	22,744	23,204	21,204	21,674	19,887	18,162	18,755	18,021	17,842	15,870	16,815	19,154		19,296	17,905	18,046	17,152	15,417			13,262	12,559		10,989	14,998	13,963	13,777	13,267	11,852	13,426	12,702	12,554	12,920	12,267	11,896	11,739	11,367		10,656	10,297	9,846	9,687	9,170	10,011	10,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 209,494	205,105	209,248	191,216	195,458	179,336	163,777	169,121	162,507	160,882	143,108	151,630	172,719		174,006	161,461	162,730	154,672	139,031			119,596	113,265		99,103	135,257	125,926	124,237	119,642	106,890	121,081	114,552	113,216	116,513	110,617	107,270	105,852	102,500	100,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 523,736	512,763	523,121	478,041	488,645	448,339	409,442	422,803	406,268	402,205	357,770	379,074	431,797		435,016	403,652	406,825	386,679	347,577			298,991	283,162		247,758	338,143	314,815	310,591	299,106	267,226	302,702	286,379	283,039	291,282	276,542	268,175	264,629	256,250	250,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 1,521,738	1,489,855	1,519,950	1,388,970	1,419,779	1,302,669	1,189,652	1,228,472	1,180,429	1,168,626	1,039,518	1,101,417	1,254,604		1,263,958	1,172,829	1,182,049	1,123,514	1,009,900	1,000,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,230	22,744	23,204	21,204	21,674	19,887	18,162	18,755	18,021	17,842	15,870	16,815	19,154		19,296	17,905	18,046	17,152	15,417			13,262	12,559		10,989	14,998	13,963	13,777	13,267	11,852	13,426	12,702	12,554	12,920	12,267	11,896	11,739	11,367		10,656	10,297	9,846	9,687	9,170	10,011	10,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 209,494	205,105	209,248	191,216	195,458	179,336	163,777	169,121	162,507	160,882	143,108	151,630	172,719		174,006	161,461	162,730	154,672	139,031			119,596	113,265		99,103	135,257	125,926	124,237	119,642	106,890	121,081	114,552	113,216	116,513	110,617	107,270	105,852	102,500	100,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 523,736	512,763	523,121	478,041	488,645	448,339	409,442	422,803	406,268	402,205	357,770	379,074	431,797		435,016	403,652	406,825	386,679	347,577			298,991	283,162		247,758	338,143	314,815	310,591	299,106	267,226	302,702	286,379	283,039	291,282	276,542	268,175	264,629	256,250	250,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 1,521,738	1,489,855	1,519,950	1,388,970	1,419,779	1,302,669	1,189,652	1,228,472	1,180,429	1,168,626	1,039,518	1,101,417	1,254,604		1,263,958	1,172,829	1,182,049	1,123,514	1,009,900	1,000,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,251	11,606	11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386		12,105	12,103	12,097	11,880	12,294			12,213	12,138		11,796	11,436	11,415	11,162	10,829	10,519	10,350	10,348	10,364	10,518	10,477	10,389	10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832	10,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Account Value	$ 22,036	22,360	22,312	21,126	20,591	19,436	17,711	18,303	17,455	16,518	15,672	16,454	18,619		19,614	18,405	18,331	17,320	16,929			15,742	14,901		13,150	14,756	13,993	13,724	13,202	12,077	13,065	12,492	12,248	12,368	11,879	11,530	11,257	10,829		10,711	10,451	10,209	9,998	9,613	9,949	10,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 114,045	110,960	114,463	108,805	108,729	109,584	102,587	106,011	106,909	103,836	101,930	107,013	112,279		119,357	119,345	119,285	117,141	121,227			120,420	119,678		116,305	112,753	112,551	110,052	106,764	103,715	102,041	102,021	102,185	103,699	103,296	102,425	100,961	100,140	100,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Account Value	$ 206,001	209,032	208,594	197,514	192,508	181,715	165,586	171,131	163,200	154,443	146,544	153,852	174,100		183,398	172,092	171,406	161,948	158,292			147,193	139,335		122,957	137,968	130,825	128,310	123,422	112,910	122,145	116,784	114,505	115,627	111,052	107,796	105,239	101,240	100,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 285,112	277,401	286,157	272,012	271,822	273,959	256,468	265,028	267,273	259,590	254,824	267,532	280,697		298,391	298,362	298,213	292,853	303,067			301,050	299,195		290,763	281,883	281,377	275,131	266,910	259,287	255,104	255,053	255,461	259,246	258,239	256,063	252,403	250,350	250,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Account Value	$ 515,003	522,580	521,485	493,784	481,271	454,286	413,966	427,828	407,999	386,107	366,360	384,630	435,249		458,495	430,229	428,515	404,870	395,729			367,983	348,337		307,392	344,919	327,062	320,775	308,556	282,276	305,361	291,960	286,264	289,068	277,629	269,491	263,097	253,100	250,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 943,922	918,391	947,380	900,552	899,966	907,001	849,116	877,468	884,940	859,482	843,679	885,775	929,396		988,025	987,911	987,399	969,657	1,003,500	1,000,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Account Value	$ 1,316,759	1,336,133	1,333,333	1,262,507	1,230,513	1,161,519	1,058,428	1,093,870	1,043,171	987,197	936,709	983,421	1,112,845		1,172,280	1,100,009	1,095,627	1,035,173	1,011,800	1,000,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,913	15,826	17,224	16,058	16,125	15,244	13,805	14,397	13,984	12,892	10,987	12,121	14,179		15,070	14,675	14,741	14,016	13,545			11,672	11,138		9,695	12,563	11,614	11,740	11,323	10,296	11,772	11,615	11,760	11,943	11,458	10,871	10,244	9,552		9,620	9,039	9,173	9,457	9,032	10,062	10,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 183,101	171,346	186,469	173,848	174,581	165,041	149,467	155,873	151,407	139,584	118,957	131,241	153,516		163,159	158,885	159,603	151,757	146,654			126,371	120,583		104,965	136,017	125,744	127,104	122,593	111,468	127,450	125,753	127,332	129,310	124,062	117,706	110,918	103,420	100,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 457,752	428,366	466,172	434,619	436,452	412,604	373,668	389,684	378,517	348,960	297,392	328,103	383,791		407,898	397,213	399,008	379,394	366,635			315,928	301,458		262,411	340,043	314,360	317,760	306,482	278,670	318,626	314,382	318,329	323,275	310,156	294,265	277,295	258,550	250,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 1,275,366	1,193,492	1,298,827	1,210,915	1,216,022	1,149,577	1,041,095	1,085,718	1,054,607	972,256	828,581	914,145	1,069,300		1,136,465	1,106,695	1,111,698	1,057,048	1,021,500	1,000,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 16,959	16,402	17,801	16,117	16,372	15,961	14,431	14,951	14,878	14,171	12,301	13,586	16,555		17,845	17,777	17,650	16,840	16,057			13,659	12,404		10,196	14,237	12,781	12,815	12,593	11,353	13,542	13,658	13,787	13,857	13,094	12,208	11,380	10,575		$ 10,873	$ 10,068	$ 10,199	$ 10,137	$ 9,580	$ 10,416	$ 10,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 164,847	159,426	173,026	156,656	159,138	155,136	140,267	145,325	144,616	137,743	119,558	132,050	160,919		173,460	172,786	171,551	163,678	156,062			132,762	120,561		99,097	138,384	124,223	124,559	122,405	110,344	131,613	132,741	134,001	134,674	127,255	118,642	110,591	102,770	100,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 412,117	398,566	432,565	391,639	397,845	387,839	350,668	363,312	361,540	344,357	298,895	330,125	402,297		433,649	431,965	428,877	409,195	390,155			$ 331,906	$ 301,404		$ 247,743	$ 345,961	$ 310,557	$ 311,398	$ 306,012	$ 275,861	$ 329,032	$ 331,853	$ 335,002	$ 336,685	$ 318,138	$ 296,605	$ 276,477	$ 256,925	$ 250,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 1,091,254	$ 1,055,371	$ 1,145,399	$ 1,037,030	$ 1,053,464	$ 1,026,968	$ 928,542	$ 962,021	$ 957,330	$ 911,830	$ 791,450	$ 874,144	$ 1,065,250		$ 1,148,270	$ 1,143,809	$ 1,135,632	$ 1,083,515	$ 1,033,100	$ 1,000,000